Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Contracts Categorized in Level 2 of Fair Value Hierarchy

All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table:

		Fair value at June 30, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts- U.S. Dollar	$(605)	$—	$(605)	$—
Foreign currency forward contracts- Euro	2,460	—	2,460	—

Total	$1,855	$—	$1,855	$—

All contracts are categorized in Level 2 of the fair value hierarchy as shown in the following table (in thousands):

		Fair value at March 31, 2012, using:
(In thousands)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Foreign currency forward contracts - Euro	$(276)	$—	$(276)	$—
Foreign currency forward contracts - U.S. Dollar	1,318	—	1,318	—

Total	$1,042	$—	$1,042	$—